Cover	9 Months Ended
Sep. 30, 2023
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations.
Entity Registrant Name	EXPION360 INC.
Entity Central Index Key	0001894954
Entity Tax Identification Number	81-2701049
Entity Incorporation, State or Country Code	NV
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false